CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

		Group
	2024	2023
	£m	£m
Guarantees given to third parties	493	452
Formal standby facilities, credit lines and other commitments	35,178	30,987
Total	35,671	31,439